MINERAL RIGHTS - Fish Lake Valley Property (Details)			12 Months Ended
	Jun. 14, 2024 USD ($)	Jan. 12, 2024 USD ($) item	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)
MINERAL RIGHTS
Cash paid as consideration			$ 1,193,415	$ 70,000
Impairment loss				70,000
Fish Lake Valley Property
MINERAL RIGHTS
Percentage of interests acquired		100.00%
Number of lode claims | item		207
Cash paid as consideration	$ 20,000
Value of common shares issued		$ 3,300,000
NSR Royalty, percentage		1.00%
Impairment loss				$ 70,000
Fish Lake Valley Property | Payment Within Five Days of Effective Date
MINERAL RIGHTS
Cash paid as consideration		$ 50,000
Consideration payment period		5 days
Fish Lake Valley Property | Payment Within Six Months of Effective Date
MINERAL RIGHTS
Consideration payment		$ 100,000
Consideration payment period		6 months
Fish Lake Valley Property | Payment Within One Year of Effective Date
MINERAL RIGHTS
Expenditure incurred		$ 500,000
Fish Lake Valley Property | Payment on Completing Initial Public Offering
MINERAL RIGHTS
Value of common shares issued		675,000
Consideration payment		450,000
Fish Lake Valley Property | Payment on One Year After Listing Date
MINERAL RIGHTS
Value of common shares issued		1,312,500
Consideration payment		$ 375,000
Trading days		10 days
Fish Lake Valley Property | Payment on Second Year After Listing Date
MINERAL RIGHTS
Value of common shares issued		$ 1,312,500
Consideration payment		$ 500,000
Trading days		10 days